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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to  Rule 24f-2


            Read instructions at end of Form before preparing Form.
                             Please print or type.

1.     Name and address of issuer:

       Frank Russell Investment Company

2. Name of each series or class of securities for which this Form is filed (leave this item blank if the Form is being filed for all series and classes of securities of the issuer):


3.     Investment Company Act File Number:  811-3153

       Securities Act File Number:    2-71299

4(a).  Last day of fiscal year for which this Form is filed:

       10/31/00

4(b).  [ ] Check box if this Form is being filed late (i.e., more than 90 days
           after the end of the issuer's fiscal year).   N/A

       Note: If the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.

4(c).  [ ] Check box if this is the last time the issuer will be filing this
           Form. N/A

5.     Calculation of registration fee:

  (i)    Aggregate sale price of securities
         sold during the fiscal year
         pursuant to section 24(f):                   $    23,332,525,165.00
         (see attached Exhibit 1)                     ----------------------


  (ii)   Aggregate price of securities
         redeemed or repurchased during the
         fiscal year (see Exhibit C)                  $   (22,938,837,099.00)
                                                      ----------------------
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  (iii)  Aggregate price of securities
         redeemed or repurchased during any
         prior fiscal year ending no
         earlier than October 11, 1995 that
         were not previously used to reduce
         registration fees payable to the
         Commission:                                  $                    0
                                                      ----------------------


  (iv)   Total available redemption credits
         [add Items 5(ii) and 5(iii)]:
                                                      $   (22,938,837,099.00)
                                                      ----------------------

  (v)    Net sales -- if Item 5(i) is
         greater than Item 5(iv) [subtract
         Item 5(iv) from Item 5(i)]:                  $       393,688,066.00
                                                      ----------------------
-----------------------------------------------
|                                             |
| (vi)   Redemption credits available for     |
|        use in future years -- if Item       |
|        5(i) is less than Item 5(iv)         |
|        [subtract Item 5(iv) from Item 5(i)  |
|                                             |       $(         0          )
-----------------------------------------------       ----------------------

  (vii)  Multiplier for determining
         registration fee (See Instruction
         C.8):                                        x              .000250
                                                      ----------------------

  (viii) Registration fee due [multiply
         Item 5(v) by Item 5(vii)] (enter
         "0" if no fee is due):                       = $          98,422.02
                                                      ======================

6. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

7. Total amount of the registration fee due plus any interest due [Item 5(vii) plus Item 6]:

                                              = $ 98,422.02
                                              =============

8. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: January 11, 2001
                                       ----------------

     Account Number: 910-8739
                     --------

     Method of Delivery:

     [X]  Wire transfer
     [ ]  Mail or other means
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                                   SIGNATURES

This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Rick Chase


                            Rick Chase, Assistant Treasurer
                            -------------------------------

Dated:                      January 11, 2001
                            -------------------------------


 * Please print the name and title of the signing officer below the signature.